Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Total
Balance at Dec. 31, 2019
Balance (in Shares) at Dec. 31, 2019
Issuance of Class B ordinary shares to Sponsor		$ 359	24,641			25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		3,593,750
Excess of cash received over fair value of private placement warrants			2,473,094			2,473,094
Accretion for Class A ordinary shares subject to redemption amount			(2,497,735)		(8,801,388)	(11,299,123)
Net income (loss)					(7,625,541)	(7,625,541)
Balance at Dec. 31, 2020		$ 359			(16,426,929)	(16,426,570)
Balance (in Shares) at Dec. 31, 2020		3,593,750
Net income (loss)					3,433,863	3,433,863
Balance at Mar. 31, 2021		$ 359			(12,993,066)	(12,992,707)
Balance (in Shares) at Mar. 31, 2021		3,593,750
Balance at Dec. 31, 2020		$ 359			(16,426,929)	(16,426,570)
Balance (in Shares) at Dec. 31, 2020		3,593,750
Net income (loss)						6,449,010
Balance at Sep. 30, 2021		$ 359			(9,977,919)	(9,977,560)
Balance (in Shares) at Sep. 30, 2021		3,593,750
Balance at Dec. 31, 2020		$ 359			(16,426,929)	(16,426,570)
Balance (in Shares) at Dec. 31, 2020		3,593,750
Net income (loss)				$ 6,050,466		6,050,466
Balance at Dec. 31, 2021		$ 359			(10,376,463)	(10,376,104)
Balance (in Shares) at Dec. 31, 2021		3,593,750
Balance at Mar. 31, 2021		$ 359			(12,993,066)	(12,992,707)
Balance (in Shares) at Mar. 31, 2021		3,593,750
Net income (loss)					(3,146,583)	(3,146,583)
Balance at Jun. 30, 2021		$ 359			(16,139,649)	(16,139,290)
Balance (in Shares) at Jun. 30, 2021		3,593,750
Net income (loss)					6,161,730	6,161,730
Balance at Sep. 30, 2021		$ 359			(9,977,919)	(9,977,560)
Balance (in Shares) at Sep. 30, 2021		3,593,750
Balance at Dec. 31, 2021		$ 359			(10,376,463)	(10,376,104)
Balance (in Shares) at Dec. 31, 2021		3,593,750
Net income (loss)					2,910,474	2,910,474
Accretion of shares subject to redemption					(423,500)	(423,500)
Accretion of shares tendered for redemption					(66,570)	(66,570)
Balance at Mar. 31, 2022		$ 359			(7,956,059)	(7,955,700)
Balance (in Shares) at Mar. 31, 2022		3,593,750
Balance at Dec. 31, 2021		$ 359			(10,376,463)	(10,376,104)
Balance (in Shares) at Dec. 31, 2021		3,593,750
Net income (loss)						3,551,144
Balance at Sep. 30, 2022		$ 359			(8,365,653)	(8,365,294)
Balance (in Shares) at Sep. 30, 2022		3,593,750
Balance at Mar. 31, 2022		$ 359			(7,956,059)	(7,955,700)
Balance (in Shares) at Mar. 31, 2022		3,593,750
Net income (loss)					993,484	993,484
Accretion of shares subject to redemption					(423,500)	(423,500)
Balance at Jun. 30, 2022		$ 359			(7,386,075)	(7,385,716)
Balance (in Shares) at Jun. 30, 2022		3,593,750
Net income (loss)					(352,814)	(352,814)
Accretion of shares subject to redemption					(626,764)	(626,764)
Balance at Sep. 30, 2022		$ 359			$ (8,365,653)	$ (8,365,294)
Balance (in Shares) at Sep. 30, 2022		3,593,750